Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 29, 2024	Oct. 01, 2023	Oct. 02, 2022	Oct. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income / (Loss) (in thousands) (4)	Adjusted EBITDA (in thousands) (5)
					Company TSR (3)	Peer Group TSR (3)
2024	$5,302,655	$2,588,620	$1,460,772	$1,001,308	$69.29	$141.56	$(36,695)	$322,273
2023	$5,346,487	$5,904,032	$1,218,660	$1,107,969	$95.35	$121.03	$130,826	$339,210
2022	$4,623,568	$3,552,682	$1,319,384	$1,252,322	$77.79	$79.16	$115,781	$321,974
2021	$4,709,511	$5,194,709	$1,218,621	$1,181,661	$124.73	$124.80	$165,755	$325,680

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)     The PEO for each year reported was Mr. Harris, our Chief Executive Officer. The other named executive officers (NEOs), for year each year reported are as follows:

•	2024: Mr. Scott; Mr. Ostrom; Mr. Cook, Mr. Gordon; and Ms. Super

•	2023: Mr. Scott; Ms. Hooper; Mr. Mullany; Mr. Ostrom; Mr. Gordon; and Ms. Super

•	2022: Mr. Mullany; Mr. Ostrom; Mr. Cook; and Mr. Piano

•	2021: Mr. Mullany; Ms. Hooper; Mr. Ostrom; Mr. Gordon; Mr. Piano; and Mr. Martin

Peer Group Issuers, Footnote

(3)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the “Company Peers” (as defined below) for the applicable fiscal year. In each case, assumes an initial investment of $100 at the beginning of that fiscal year. “Company Peers” include: for fiscal year 2024 and 2023: BJ's Restaurants Inc.; Bloomin’ Brands, Inc.; Brinker Int’l, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; for fiscal year 2022: BJ's Restaurants Inc.; Carrols Restaurant Group, Inc.; Cheesecake Factory Inc.; Chipotle Mexican Grill, Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Krispy Kreme, Inc.; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands Int’l Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; Wendy’s Company; and Wingstop Inc.; and for fiscal year 2021: BJ's Restaurants Inc.; The Cheesecake Factory Inc.; Chuy's Holdings Inc.; Cracker Barrel Old Country Store, Inc.; Denny's Corp.; Dine Brands Global Inc.; Domino's Pizza, Inc.; El Pollo Loco Holdings Inc.; Noodles & Co; Papa John's Int’l Inc.; Red Robin Gourmet Burgers, Inc.; Ruth's Hospitality Group Inc.; Shake Shack Inc.; Texas Roadhouse, Inc.; The Wendy’s Company; and Wingstop Inc .

PEO Total Compensation Amount	$ 5,302,655	$ 5,346,487	$ 4,623,568	$ 4,709,511
PEO Actually Paid Compensation Amount	$ 2,588,620	5,904,032	3,552,682	5,194,709
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

	2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,302,655	$1,460,772	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	$—	$7,769	$—	$290	$—	$—	$—	$4,425
Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	$3,501,773	$610,126	$2,745,302	$358,811	$2,618,140	$445,614	$2,634,444	$374,357

PAY VERSUS PERFORMANCE

	2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$2,502,908	$440,550	$3,604,355	$434,342	$2,456,309	$479,344	$2,907,881	$349,413
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$(1,270,927)	$(190,685)	$(193,040)	$(16,166)	$(758,214)	$(94,153)	$123,482	$17,106
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$(444,243)	$(82,908)	$(108,468)	$(11,034)	$(150,842)	$(6,638)	$88,279	$26,087
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	$—	$32,081	$—	$—	$—	$—	$—	$—
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$—	$40,607	$—	$158,732	$—	$—	$—	$50,783
Compensation Actually Paid**	$2,588,620	$1,001,308	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661

*	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes

**	Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Non-PEO NEO Average Total Compensation Amount	$ 1,460,772	1,218,660	1,319,384	1,218,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,001,308	1,107,969	1,252,322	1,181,661
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The table below sets forth the adjustments from Total Compensation reported in the Summary Compensation Table. For purposes of the pension valuation adjustments, there was no pension service or prior service cost. In addition, for purposes of equity adjustments, there were no dividends or other earnings paid during the applicable fiscal year.

	2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,302,655	$1,460,772	$5,346,487	$1,218,660	$4,623,568	$1,319,384	$4,709,511	$1,218,621
Deduct: Change in Pension Value Reported in the SCT for Applicable Fiscal Year (“FY”)	$—	$7,769	$—	$290	$—	$—	$—	$4,425
Deduct: Grant Date Fair Value of the “Stock Awards” Column in the SCT for Applicable FY	$3,501,773	$610,126	$2,745,302	$358,811	$2,618,140	$445,614	$2,634,444	$374,357

PAY VERSUS PERFORMANCE

	2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Add: Fair Value at Applicable FY End of Equity Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$2,502,908	$440,550	$3,604,355	$434,342	$2,456,309	$479,344	$2,907,881	$349,413
Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	$(1,270,927)	$(190,685)	$(193,040)	$(16,166)	$(758,214)	$(94,153)	$123,482	$17,106
Add: Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY	$(444,243)	$(82,908)	$(108,468)	$(11,034)	$(150,842)	$(6,638)	$88,279	$26,087
Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY	$—	$32,081	$—	$—	$—	$—	$—	$—
Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY	$—	$40,607	$—	$158,732	$—	$—	$—	$50,783
Compensation Actually Paid**	$2,588,620	$1,001,308	$5,904,032	$1,107,969	$3,552,682	$1,252,322	$5,194,709	$1,181,661

*	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes

**	Due to rounding, the totals shown may not equal the precise values obtained by adding and subtracting the numbers in the column.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 69.29	95.35	77.79	124.73
Peer Group Total Shareholder Return Amount	141.56	121.03	79.16	124.80
Net Income (Loss)	$ (36,695,000)	$ 130,826,000	$ 115,781,000	$ 165,755,000
Company Selected Measure Amount	322,273,000	339,210,000	321,974,000	325,680,000
PEO Name	Mr. Harris
Additional 402(v) Disclosure

(4)	Reflects net income in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the fiscal years shown.

Adjusted EBITDA, Annual Incentive Target Weighting, Percentage	50.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)     The Company’s Selected Measure (“CSM) is Adjusted EBITDA which is a non-GAAP measure defined by the Company as net earnings (loss) on a GAAP basis excluding income taxes, interest expense, net, gains on the sale of company-operated restaurants, other operating expense (income), net, goodwill impairment, depreciation and amortization, amortization of cloud computing costs, amortization of favorable and unfavorable leases and subleases, net, amortization of franchise tenant improvement allowances and incentives, net COLI (gains) losses, and pension and post-retirement benefit cost. See Appendix A — Reconciliation of Non-GAAP measurements to GAAP Results. We chose Adjusted EBITDA as our Company Selected Measure for evaluating Pay versus Performance because it is the key metric for measuring operational performance and is the primary metric used in our annual incentive targets (with 50% weighting).

Measure:: 2
Pay vs Performance Disclosure
Name	System Same-Store Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Development & Net Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Operating EBIT
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 6
Pay vs Performance Disclosure
Name	Systemwide Sales (All Restaurants)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,501,773)	$ (2,745,302)	$ (2,618,140)	$ (2,634,444)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,502,908	3,604,355	2,456,309	2,907,881
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,270,927)	(193,040)	(758,214)	123,482
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(444,243)	(108,468)	(150,842)	88,279
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,769)	(290)		(4,425)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(610,126)	(358,811)	(445,614)	(374,357)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,550	434,342	479,344	349,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,685)	(16,166)	(94,153)	17,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,908)	(11,034)	$ (6,638)	26,087
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,607)	$ (158,732)		$ (50,783)